OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING SEGMENTS
Schedule of revenue and operating profit (loss) per segments

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2024
Subscriptions	$14,861	$—	$—	$14,861
SaaS related professional services	537	—	—	537
Transactional Platforms fees	—	8,387	—	8,387
Total revenue	15,398	8,387	—	23,785
Operating loss	$(1,802)	$(14,247)	$(6,898)	$(22,947)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2023
Subscriptions	$12,663	$—	$—	$12,663
SaaS related professional services	534	—	—	534
Transactional Platforms fees	—	7,084	—	7,084
Total revenue	13,197	7,084	—	20,281
Operating profit (loss)	$1,882	$(11,364)	$(68,318)	$(77,800)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2022
Subscriptions	$11,674	$—	$—	$11,674
SaaS related professional services	754	—	—	754
Transactional Platforms fees	—	6,657	—	6,657
Total revenue	12,428	6,657	—	19,085
Operating profit (loss)	$2,261	$(10,250)	$(16,283)	$(24,272)

Schedule of geographic information on revenue

	Solutions	Platform	Total
For the year ended December 31, 2024
Europe	$6,818	$58	$6,876
Hong Kong	222	4,284	4,506
United States	6,915	2,247	9,162
Other	1,443	1,798	3,241
	$15,398	$8,387	$23,785

	Solutions	Platform	Total
For the year ended December 31, 2023
Europe	$5,184	$—	$5,184
Hong Kong	437	3,389	3,826
United States	6,642	2,244	8,886
Other	934	1,451	2,385
	$13,197	$7,084	$20,281

	Solutions	Platform	Total
For the year ended December 31, 2022
Europe	$4,618	$—	$4,618
Hong Kong	460	3,441	3,901
United States	6,449	1,939	8,388
Other	901	1,277	2,178
	$12,428	$6,657	$19,085